INCOME TAXES (Schedule of Provision for Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Currently payable:
Federal									$ 659	$ 551	$ 332
State									137	98	70
Current income taxes, total									796	649	402
Deferred									3	9	71
Total	$ 210	$ 204	$ 193	$ 192	$ 177	$ 203	$ 125	$ 153	$ 799	$ 658	$ 473